Stockholders' Equity - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Stockholder Notes disclosures
Balance outstanding	$ (301,202)	$ (427,227)	$ (467,038)	$ (427,351)
Stockholder Notes [Member]
Stockholder Notes disclosures
Balance outstanding	$ (902)	$ (3,884)	$ (2,514)	$ (2,661)
Stockholder Notes [Member] | Minimum [Member]
Stockholder Notes disclosures
Interest rate	0.95%	0.95%
Stockholder Notes [Member] | Maximum [Member]
Stockholder Notes disclosures
Interest rate	2.04%	2.04%